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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

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                                    FORM N-PX
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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05531

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                       MassMutual Participation Investors
               (Exact name of registrant as specified in charter)

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                                1500 Main Street
                                   Suite 1100
                              Springfield, MA 01115
               (Address of principal executive offices) (Zip code)
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                 Rodney J. Dillman, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (name and address of agent for service)

                         Registrant's telephone number,
                        including area code: 413-226-1000

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2006 - June 30, 2007
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ITEM 1. PROXY VOTING RECORD

DIRECTED ELECTRONICS, INC.

Ticker:       DEIX           Security ID:  254575103
Meeting Date: JUN 8, 2007    Meeting Type: Annual
Record Date:  APR 20, 2007

#      Proposal                              Mgt Rec     Vote Cast    Sponsor

1.1    Elect Director Victor J. Orler        For         For          Management
1.2    Elect Director S. James Spierer       For         For          Management
2.     Amend Omnibus Stock Plan              For         For          Management
3.     Ratify Auditors                       For         For          Management
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                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors


By (Signature and Title)* /s/ Clifford M. Noreen
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                          Clifford M. Noreen, President


Date: August 27, 2007
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* Print the name and title of each signing officer under his or her signature.